MUFG Japan Small Cap Active ETF

(NYSE Arca – MJSC)

Summary Prospectus

July 2, 2025

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.mufgetf.com. You may also obtain this information at no cost by calling 1-800-617-0004. The Fund’s Prospectus and Statement of Additional Information, both dated July 2, 2025, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the MUFG Japan Small Cap Active ETF (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.10%
Total Annual Fund Operating Expenses	0.85%

(1)

“Other Expenses” are estimated for the current fiscal year. “Other Expenses” include acquired fund fees and expenses (“AFFE”) of 0.01%, which are indirect fees and expenses that the Fund incurs from holding the shares of other mutual funds, including money market funds and exchange traded funds. AFFE is estimated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) and under normal conditions seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies that are domiciled in or exercise the predominant part of their economic activity in Japan (the “80% Policy”). As of the date of this prospectus, small capitalization companies are those with market capitalizations at the time of investment between $300 million and $10 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

Clearbrook Investment Consulting, LLC (the “Adviser”) has engaged Mitsubishi UFJ Trust and Banking Corporation (the “Sub-Adviser”) to provide investment advice to the Adviser related to the composition of the assets of the Fund. The Sub-Adviser employs a thematic approach to identify attractive small capitalization companies. The Sub-Adviser uses a quantitative screen focused on market capitalization and credit risk, and then uses proprietary research to identify key structural and cyclical themes with the potential for superior long-term growth, which include companies demonstrating (a) pioneering business models, (b) strength of position in industry value chain, (c) strong management, and (d) attractive valuations.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Japan, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets with respect to at least half of the company’s assets; or (iv) country where the company derives at least half of its revenue or profits.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries outside of Japan, which may include less developed and emerging markets countries as well as other developed market countries.

Equity securities in which the Fund may invest include common stock, preferred stock, other investment companies, depositary receipts, real estate investment trusts (“REITs”), initial public offerings (“IPOs”), and ETFs.

From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy, such as the industrials sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the industrials sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.

The Fund may lend its portfolio securities to generate additional income. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

The Sub-Adviser may advise to sell a security or reduce its position if:

●	growth prospects weaken; or

●	stock price begins to reflect underlying value.

The Fund has elected to be and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1 (“Subchapter M”), of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Sub-Adviser’s investment approach may fail to produce the intended result.

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Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

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Currency Risk. Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The Fund generally does not seek to hedge currency risk.

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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund, Adviser, Sub-Adviser, and Exchange Traded Concepts, LLC (the “Trading Adviser”) have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, Adviser, Sub-Adviser or Trading Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

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Depositary Receipts Risk. The Fund may purchase depositary receipts (American Depositary Receipts (“ADRs”), European Depositary receipts (“EDRs”), Global Depositary receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

●

Emerging Market Countries Risk. Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

●

Equity Markets Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

o

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

o

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

●

Foreign Investments Risk. The Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

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Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

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Initial Public Offerings. To the extent consistent with its investment policies and limitations, the Fund may purchase stock in an IPO. An IPO is a company’s first offering of stock to the public. Risks associated with IPOs may include considerable fluctuation in the market value of IPO shares due to certain factors, such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs.

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Japanese Securities Risk. Because a significant portion of the assets of the Fund are invested in Japanese securities, the Fund’s performance is expected to be closely tied to the political, social and economic conditions within Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a deflationary macroeconomic environment, a heavy reliance on international trade and natural disasters. These factors, as well as an aging population, increases in government debt and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. As such, the Fund’s performance may be more volatile than the performance of funds that are more geographically diverse.

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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets.

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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of the Trust (“Board”) may determine to liquidate the Fund.

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Other Investment Company Risk. To the extent the Fund holds shares of other investment companies, including ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. As a result, shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

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Preferred Stock Risk. Preferred stocks are equity securities that pay dividends at a specific rate or that have a preference over common stocks in dividend payments or the liquidation of assets. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.

●

REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.

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Sector Risk. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investments in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.

o

Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

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Small-Cap Companies Risk. Securities of companies with small capitalizations tend to be riskier than securities of companies with large capitalizations. This is because small companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small cap companies tend to be less certain than large cap companies, and the dividends paid on small cap stocks are frequently negligible. Moreover, small cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small cap companies tend to be more volatile than those of large cap companies. The market for small cap securities may be thinly traded and as a result, greater fluctuations in the price of and small cap securities may occur.

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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.mufgetf.com.

Management of the Fund

Clearbrook Investment Consulting, LLC serves as the investment adviser.

Mitsubishi UFJ Trust and Banking Corporation serves as the investment sub-adviser.

Exchange Traded Concepts, LLC serves as the trading adviser.

Portfolio Managers

Name	Title	Tenure with the Fund
Yoshitaka Nagano, CMA	Lead Portfolio Manager	Since Inception
Yoshiro Mizukami, CMA	Head of Japan Small Cap Equities Team	Since Inception

Purchase and Sale of Fund Shares

Shares are listed on a national securities exchange, the Exchange, and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The median bid-ask spread for the Fund’s most recent fiscal year cannot be provided because the Fund did not have a trading history to report trading information and related costs prior to the date of this Prospectus. Once available, information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be provided at www.mufgetf.com.

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of at least 10,000 Shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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